Commitments and Contingencies - Additional Information (Detail)	1 Months Ended	3 Months Ended		12 Months Ended			1 Months Ended				3 Months Ended	12 Months Ended	1 Months Ended				3 Months Ended	12 Months Ended
	May 31, 2011 USD ($)	Mar. 31, 2013 USD ($)	Mar. 31, 2013 IDR	Dec. 31, 2012 USD ($) Person	Dec. 31, 2012 IDR	Dec. 31, 2011	Mar. 31, 2007 Uracoa Municipality Tax Assessments [Member] Claim	Aug. 31, 2006 Uracoa Municipality Tax Assessments [Member] Claim	Jul. 31, 2006 Uracoa Municipality Tax Assessments [Member] Claim	Jul. 31, 2004 Uracoa Municipality Tax Assessments [Member] Claim	Mar. 31, 2013 Uracoa Municipality Tax Assessments [Member] Assessment	Dec. 31, 2012 Uracoa Municipality Tax Assessments [Member] Assessment	May 31, 2012 Libertador Municipality Tax Assessments [Member] Claim	Jul. 31, 2007 Libertador Municipality Tax Assessments [Member] Claim	Jun. 30, 2007 Libertador Municipality Tax Assessments [Member] Claim	Apr. 30, 2005 Libertador Municipality Tax Assessments [Member] Claim	Mar. 31, 2013 Libertador Municipality Tax Assessments [Member] Assessment	Dec. 31, 2012 Libertador Municipality Tax Assessments [Member] Assessment	Dec. 31, 2012 Third Exploration Phase [Member] USD ($)
Commitments and Contingencies (Textual) [Abstract]
Number of executive officers under employment contacts				5	5
Notice period for terminating employment contract				1 year	1 year
Termination date of employment contracts				May 31, 2013	May 31, 2013
Remaining work commitment at cost net of sharing interest																			$ 4,700,000
Remaining work commitment at cost																			7,000,000
Cost sharing interest	66.667%	66.667%	66.667%	66.667%	66.667%	66.667%													66.667%
Period of work commitment																			4 years
Period of initial exploration phase				6 years	6 years
Date granted for extended period of initial exploration phase				Jan. 15, 2017	Jan. 15, 2017
Period of initial exploration well				18 months	18 months
Expected amount to pay partner				3,200,000
Compensation claim for land local currency			16,000,000,000		16,000,000,000
Compensation claim for land USD value at cost		1,700,000		1,700,000
Compensation claim for land USD value net to cost sharing interest		1,200,000		1,200,000
Percentage of cost sharing interest in work commitments		71.61%	71.61%	71.61%	71.61%
Purchased land value at cost		4,100		4,100
Blocked payment net to cost sharing interest	700,000
Blocked payment at cost	$ 1,100,000
Date of OFAC application for return of blocked funds	Oct. 26, 2011	Oct. 26, 2011	Oct. 26, 2011
Number of tax assessments											9	9					5	5
Number of claim filed							2	2	2	3				2	2	1
Number of claim dismiss													1